Share-Based Compensation - Narrative (Details)				9 Months Ended	12 Months Ended
	Nov. 14, 2022	Nov. 30, 2018 shares	Nov. 13, 2017 shares	Mar. 31, 2023 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)	7.50%		10.00%
Weighted average fair value of stock options granted (in CAD per share)				$ 0.99	$ 3.59
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense				$ 2,500,000	4,900,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares, right to receive (in shares) | shares			1
Number of shares authorized | shares				3,000,000
RSU, PSU and DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)	4.00%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)		1.00%
Number of shares authorized | shares		500,000
Instrument redemption period following termination		90 days
DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense				$ 6,500,000	$ 5,200,000
Weighted average fair value of RSUs and DSUs granted (in CAD per share) | $ / shares				$ 1.82	$ 6.98
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense				$ 1,700,000	$ 1,600,000
Weighted average fair value of RSUs and DSUs granted (in CAD per share) | $ / shares				$ 1.87	$ 7.81
Weighted average fair value of other equity instruments granted in share-based payment arrangement | $ / shares				$ 1.05	$ 9.90